SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, By Segment
Our segment results were as follows for the years ended December 31, 2016, 2015, and 2014:

	Retail	Group and Specialty	Healthcare Services	Individual Commercial	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2016
Revenues—external customers
Premiums:
Individual Medicare Advantage	$31,863	$—	$—	$—	$—	$—	$31,863
Group Medicare Advantage	4,283	—	—	—	—	—	4,283
Medicare stand-alone PDP	4,009	—	—	—	—	—	4,009
Total Medicare	40,155	—	—	—	—	—	40,155
Fully-insured	428	5,405	—	3,064	—	—	8,897
Specialty	—	1,279	—	—	—	—	1,279
Medicaid and other	2,640	12	—	—	38	—	2,690
Total premiums	43,223	6,696	—	3,064	38	—	53,021
Services revenue:
Provider	—	—	278	—	—	—	278
ASO and other	6	643	1	—	10	—	660
Pharmacy	—	—	31	—	—	—	31
Total services revenue	6	643	310	—	10	—	969
Total revenues—external customers	43,229	7,339	310	3,064	48	—	53,990
Intersegment revenues
Services	—	22	18,979	—	—	(19,001)	—
Products	—	—	5,993	—	—	(5,993)	—
Total intersegment revenues	—	22	24,972	—	—	(24,994)	—
Investment income	90	25	30	5	66	173	389
Total revenues	43,319	7,386	25,312	3,069	114	(24,821)	54,379
Operating expenses:
Benefits	36,783	5,233	—	3,301	617	(927)	45,007
Operating costs	4,650	1,727	24,073	601	16	(23,790)	7,277
Depreciation and amortization	196	82	143	36	1	(104)	354
Total operating expenses	41,629	7,042	24,216	3,938	634	(24,821)	52,638
Income (loss) from operations	1,690	344	1,096	(869)	(520)	—	1,741
Interest expense	—	—	—	—	—	189	189
Income (loss) before income taxes	$1,690	$344	$1,096	$(869)	$(520)	$(189)	$1,552

Premium and services revenues derived from our contracts with the federal government, as a percentage of our total premium and services revenues, was approximately 75% for 2016, compared to 73% for 2015, and 73% for 2014.
Premiums revenue for our Retail segment for 2016 includes a reduction of $583 million associated with the write-off of commercial risk corridor receivables as discussed more fully in Note 7.
Benefits expense for Other Businesses for 2016 includes $505 million for reserve strengthening associated with our closed block of long-term care insurance policies as discussed more fully in Note 18.

	Retail	Group and Specialty	Healthcare Services	Individual Commercial	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2015
Revenues—external customers
Premiums:
Individual Medicare Advantage	$29,526	$—	$—	$—	$—	$—	$29,526
Group Medicare Advantage	5,588	—	—	—	—	—	5,588
Medicare stand-alone PDP	3,846	—	—	—	—	—	3,846
Total Medicare	38,960	—	—	—	—	—	38,960
Fully-insured	304	5,493	—	3,939	—	—	9,736
Specialty	—	1,316	—	—	—	—	1,316
Medicaid and other	2,341	21	—	—	35	—	2,397
Total premiums	41,605	6,830	—	3,939	35	—	52,409
Services revenue:
Provider	—	—	695	—	—	—	695
ASO and other	8	658	1	—	14	—	681
Pharmacy	—	—	30	—	—	—	30
Total services revenue	8	658	726	—	14	—	1,406
Total revenues—external customers	41,613	7,488	726	3,939	49	—	53,815
Intersegment revenues
Services	—	20	18,127	—	—	(18,147)	—
Products	—	—	4,923	—	—	(4,923)	—
Total intersegment revenues	—	20	23,050	—	—	(23,070)	—
Investment income	122	34	—	4	76	238	474
Total revenues	41,735	7,542	23,776	3,943	125	(22,832)	54,289
Operating expenses:
Benefits	36,052	5,382	—	3,589	87	(841)	44,269
Operating costs	4,267	1,755	22,598	756	14	(22,072)	7,318
Depreciation and amortization	157	84	156	31	—	(73)	355
Total operating expenses	40,476	7,221	22,754	4,376	101	(22,986)	51,942
Income from operations	1,259	321	1,022	(433)	24	154	2,347
Gain on sale of business	—	—	—	—	—	270	270
Interest expense	—	—	—	—	—	186	186
Income before income taxes	$1,259	$321	$1,022	$(433)	$24	$238	$2,431
Benefits expense for the Individual Commercial segment for 2015 includes $176 million for a provision for probable future losses (premium deficiency) for individual commercial medical business compliant with the Health Care Reform Law for the 2016 coverage year as discussed more fully in Note 7.

	Retail	Group and Specialty	Healthcare Services	Individual Commercial	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2014
Revenues—external customers
Premiums:
Individual Medicare Advantage	$25,782	$—	$—	$—	$—	$—	$25,782
Group Medicare Advantage	5,490	—	—	—	—	—	5,490
Medicare stand-alone PDP	3,404	—	—	—	—	—	3,404
Total Medicare	34,676	—	—	—	—	—	34,676
Fully-insured	246	5,339	—	3,019	—	—	8,604
Specialty	—	1,354	—	—	—	—	1,354
Medicaid and other	1,255	19	—	—	51	—	1,325
Total premiums	36,177	6,712	—	3,019	51	—	45,959
Services revenue:
Provider	—	—	1,277	—	—	—	1,277
ASO and other	37	741	1	—	9	—	788
Pharmacy	—	—	99	—	—	—	99
Total services revenue	37	741	1,377	—	9	—	2,164
Total revenues—external customers	36,214	7,453	1,377	3,019	60	—	48,123
Intersegment revenues
Services	—	18	15,227	—	—	(15,245)	—
Products	—	—	3,749	—	—	(3,749)	—
Total intersegment revenues	—	18	18,976	—	—	(18,994)	—
Investment income	89	30	—	1	60	197	377
Total revenues	36,303	7,501	20,353	3,020	120	(18,797)	48,500
Operating expenses:
Benefits	31,025	5,269	—	2,398	102	(628)	38,166
Operating costs	3,843	1,930	19,414	647	17	(18,212)	7,639
Depreciation and amortization	138	94	168	23	—	(90)	333
Total operating expenses	35,006	7,293	19,582	3,068	119	(18,930)	46,138
Income from operations	1,297	208	771	(48)	1	133	2,362
Interest expense	—	—	—	—	—	192	192
Income (loss) before income taxes	$1,297	$208	$771	$(48)	$1	$(59)	$2,170